Note 14 - Short-term Borrowings (Details Textual) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt, Total	€ 3,513	€ 3,683
Factored Account Receivables [Member]
Short-term Debt, Total	3,185	€ 3,683
Short Borrowing Japan [Member]
Short-term Debt, Total	€ 328